Label	Element	Value
Innovator U.S. Equity Buffer ETF™ - May | SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $5.56 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	108.70%
Innovator U.S. Equity Buffer ETF™ - May | SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $554.55 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%
Innovator U.S. Equity Buffer ETF™ - May | SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $504.63 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.60%)
Innovator U.S. Equity Buffer ETF™ - May | SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $655.13 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(9.40%)